Property, plant and equipment- Leased assets (Details) - Plant, equipment and vehicles - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Leased assets
Leased assets	R 7,547	R 2,060
Cost
Leased assets
Leased assets	9,116	3,182
Accumulated depreciation and impairment
Leased assets
Leased assets	R (1,569)	R (1,122)